BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	Dec. 31, 2024
Trading Activity, Gains and Losses, Net [Line Items]
Finite-lived intangible asset, useful life	3 years
Deferred drydocking expenditure
Trading Activity, Gains and Losses, Net [Line Items]
Period until next anticipated drydocking	5 years